Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Series A convertible preferred stock	Dec. 31, 2012 Series A convertible preferred stock	Dec. 31, 2011 Series A convertible preferred stock	Dec. 30, 2011 Series A convertible preferred stock	Jun. 30, 2011 Series A convertible preferred stock	Dec. 31, 2010 Series A convertible preferred stock	Sep. 30, 2013 Series B Convertible Preferred Stock	Dec. 31, 2012 Series B Convertible Preferred Stock	Mar. 31, 2012 Series B Convertible Preferred Stock	Dec. 31, 2011 Series B Convertible Preferred Stock
Preferred stock, par value (in dollars per share)				$ 0.001	$ 0.001	$ 0.001				$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized				0	39,375,697	49,973,740				0	48,543,700		0
Preferred stock, shares issued				0	39,375,697	39,375,697	599,999	11,811,778	26,963,920	0	12,357,561	12,357,561	0
Preferred stock, shares outstanding		6,897,756		0	39,375,697	39,375,697				0	12,357,561		0
Preferred stock, liquidation preference					$ 27,563,000	$ 27,563,000					$ 12,728,000		$ 0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	113,532,927	113,532,927
Common stock, shares issued	18,337,797	2,417,024	1,739,325
Common stock, shares outstanding	18,337,797	2,417,024	1,739,325